Deerfield Warrants - Schedule of Valuation Inputs (Details) - Deerfield Warrants	Mar. 31, 2023 period $ / shares shares	Dec. 31, 2022 shares $ / shares period
Exercise Price | Minimum
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	24.70	24.70
Exercise Price | Maximum
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	28.07	28.07
Black-Scholes Value | Minimum
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | shares	0.04	0.20
Black-Scholes Value | Maximum
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | shares	0.03	0.16
Derivatives | Forced Conversion Price (in USD per share)
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	1.95	3.84
Derivatives | Share Price (in USD per share)
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.040	0.043
Derivatives | Risk Free, Interest Rate
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.80	0.70
Derivatives | Expected Volatility
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	25.7	28.7
Derivatives | Expected Term
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | period	0	0